UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES



Investment Company Act file number: 811-2429

Exact name of registrant as specified in charter:  USAA MUTUAL FUND, INC.

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               MARK S. HOWARD
                                                     USAA MUTUAL FUND, INC.
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   JULY 31

Date of reporting period:  JULY 31, 2003




ITEM 1.  REPORT TO STOCKHOLDERS.
USAA VALUE FUND - ANNUAL REPORT FOR FISCAL YEAR ENDING JULY 31, 2003




[LOGO OF USAA]
   USAA(R)

                                 USAA VALUE Fund

                                 [GRAPHIC OF USAA VALUE FUND]

         A n n u a l   R e p o r t
--------------------------------------------------------------------------------
         JULY 31, 2003

Table of CONTENTS
--------------------------------------------------------------------------------

MESSAGE FROM THE PRESIDENT                                        2

INVESTMENT OVERVIEW & MANAGER'S COMMENTARY                        5

FINANCIAL INFORMATION

    Distributions to Shareholders                                11

    Independent Auditor's Report                                 12

    Portfolio of Investments                                     13

    Notes to Portfolio of Investments                            18

    Financial Statements                                         19

    Notes to Financial Statements                                22

DIRECTORS' AND OFFICERS' INFORMATION                             33

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2003, USAA. All rights reserved.

2

 M E S S A G E
==============------------------------------------------------------------------
               from the PRESIDENT

                                                        "

                                   ... I BELIEVE MARKET VOLATILITY WILL CONTINUE

                                     TO BE THE NORM RATHER THAN THE EXCEPTION,

[PHOTO OF CHRISTOPHER W. CLAUS]         WHICH IS ANOTHER EXCELLENT REASON TO

                                          HAVE USAA'S SKILLED PROFESSIONALS

                                                MANAGING YOUR MONEY.

                                                        "
--------------------------------------------------------------------------------

                  As I write to you, I believe that we have reached the bottom of the interest rate cycle for money market funds. The Federal Reserve Board (the Fed) has already lowered short-term rates 13 times--for a total of 5.5% since January 2001--to help stimulate the U.S. economy and to reduce the risk of deflation. Loosely defined, deflation is a general decline in prices, which forces companies to sell more goods and services just to maintain their earnings. Increased unemployment is often a side effect.

                  In my opinion, the media have overstated the possibility of deflation. I believe it is far more likely that we will see a gradual rise in inflation. I also expect the Fed to keep short-term interest rates low until an economic recovery has really taken hold.

                  However, in the Treasury market, longer-term rates have risen dramatically. Over the next 18 months, I would not be surprised to see the interest rate on the five-year Treasury rise to 4% and the rate on the 10-year Treasury return to 5%--assuming the current fiscal and monetary stimulus pushes gross domestic product (GDP) to a growth rate of 4% or better. (The GDP is the total market value of all goods and services produced in the United States. We haven't seen an annual growth rate of more than 4% since 1999.)

 . . . C O N T I N U E D
========================--------------------------------------------------------

                  That said, I believe market volatility will continue to be the norm rather than the exception, which is another excellent reason to have USAA's skilled professionals managing your money. Our seasoned investment team works hard to deliver quality investment products. We remain committed to providing you with our best advice, USAA service, and a variety of no-load mutual funds without excessive fees, sales loads, or contractual plans, as well as competitive expense ratios.

                  On behalf of all of us here at USAA, I would like to thank you for your faith and trust in us.

                  Sincerely,

                  /s/ Christopher W. Claus

                  Christopher W. Claus
                  President and Vice Chairman of the Board

                  PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

                  FOR MORE COMPLETE INFORMATION ABOUT USAA MUTUAL FUNDS, INCLUDING CHARGES AND OPERATING EXPENSES, REQUEST A PROSPECTUS FROM USAA INVESTMENT MANAGEMENT COMPANY (USAA). READ IT CAREFULLY BEFORE YOU INVEST.

                  MUTUAL FUND OPERATING EXPENSES APPLY AND CONTINUE THROUGHOUT THE LIFE OF THE FUND.

                  AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED ON GUARANTEED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

 I N V E S T M E N T
====================------------------------------------------------------------
                     OVERVIEW

USAA VALUE FUND

OBJECTIVE
--------------------------------------------------------------------------------

                  Long-term growth of capital.

TYPES OF INVESTMENTS
--------------------------------------------------------------------------------

                  Invests primarily in equity securities of companies that are considered to be undervalued.


--------------------------------------------------------------------------------
                                           7/31/03                     7/31/02
--------------------------------------------------------------------------------
Net Assets                              $78.4 Million              $63.9 Million
Net Asset Value Per Share                   $9.99                       $9.63

--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 7/31/03
--------------------------------------------------------------------------------
         1 YEAR                             SINCE INCEPTION ON 8/3/01
          4.68%                                       0.50%


                  TOTAL RETURN MEASURES THE PRICE CHANGE IN A SHARE ASSUMING THE REINVESTMENT OF ALL NET INVESTMENT INCOME AND REALIZED CAPITAL GAIN DISTRIBUTIONS. NO ADJUSTMENT HAS BEEN MADE FOR TAXES PAYABLE BY SHAREHOLDERS ON THEIR REINVESTED NET INVESTMENT INCOME AND REALIZED CAPITAL GAIN DISTRIBUTIONS. THE PERFORMANCE DATA QUOTED REPRESENT PAST PERFORMANCE AND ARE NOT AN INDICATION OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, AND AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

6

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         OVERVIEW

--------------------------------------------------------------------------------
                        CUMULATIVE PERFORMANCE COMPARISON
--------------------------------------------------------------------------------

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                   USAA VALUE       RUSSELL 3000    LIPPER MULTI-CAP    LIPPER MULTI-CAP
                      FUND          VALUE INDEX    VALUE FUNDS INDEX   VALUE FUNDS AVERAGE
                   ----------       ------------   -----------------   -------------------
  8/3/2001         $10000.00         $10000.00         $10000.00            $10000.00
 8/31/2001          10020.00           9624.40           9628.60              9647.13
 9/30/2001           9160.00           8919.93           8641.98              8831.84
10/31/2001           9520.00           8863.95           8819.73              8940.71
11/30/2001          10530.00           9387.67           9457.95              9493.14
12/31/2001          11164.18           9633.61           9732.41              9742.70
 1/31/2002          11184.24           9574.07           9605.78              9646.49
 2/28/2002          11063.87           9592.65           9480.12              9586.97
 3/31/2002          11766.02          10066.13           9964.06             10037.38
 4/30/2002          11605.53           9774.24           9670.98              9759.97
 5/31/2002          11485.16           9792.88           9661.61              9732.58
 6/30/2002          10532.24           9257.91           8922.43              9016.83
 7/31/2002           9649.54           8359.25           8181.78              8212.06
 8/31/2002           9669.60           8415.37           8312.01              8310.66
 9/30/2002           8796.93           7502.75           7410.88              7406.22
10/31/2002           9047.70           8026.75           7807.65              7821.26
11/30/2002           9318.53           8541.61           8389.17              8379.89
12/31/2002           9120.12           8171.02           8018.86              7993.86
 1/31/2003           8928.01           7970.96           7853.61              7830.18
 2/28/2003           8847.13           7754.64           7652.14              7621.63
 3/31/2003           8796.57           7772.28           7680.89              7622.03
 4/30/2003           9241.45           8460.16           8348.20              8257.67
 5/31/2003           9898.67           9028.34           9046.01              8855.89
 6/30/2003          10111.00           9144.20           9112.49              8957.10
 7/31/2003          10100.89           9303.39           9237.82              9091.88

                                     [END CHART]

                  DATA SINCE INCEPTION ON 8/3/01 THROUGH 7/31/03.

                  THE PERFORMANCE OF THE LIPPER MULTI-CAP VALUE FUNDS AVERAGE AND INDEX IS CALCULATED FROM THE END OF THE MONTH OF JULY 31, 2001, WHILE THE FUND'S INCEPTION DATE IS AUGUST 3, 2001. THERE MAY BE A SLIGHT VARIATION OF THE PERFORMANCE NUMBERS BECAUSE OF THIS DIFFERENCE.

                  NO ADJUSTMENT HAS BEEN MADE FOR TAXES PAYABLE BY SHAREHOLDERS ON THEIR REINVESTED INCOME DIVIDENDS AND REALIZED CAPITAL GAIN DISTRIBUTIONS.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                  The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA Value Fund to the following benchmarks:

                  o The Russell 3000(R) Value Index measures the performance of those Russell 3000 Index companies with lower price-to-book ratios and lower forecasted growth values. The stocks in this index are also members of either the Russell 1000 Value or the Russell 2000 Value indexes.

                  o The Lipper Multi-Cap Value Funds Index, which tracks the total return performance of the 30 largest funds within the Lipper Multi-Cap Value Funds category.

                  o The Lipper Multi-Cap Value Funds Average, an average
                    performance level of all multi-cap value funds, reported by Lipper Inc., an independent organization that monitors the performance of mutual funds.

8

 M A N A G E R ' S
==================--------------------------------------------------------------
                   COMMENTARY on the Fund

SUSAN M. BYRNE

    Westwood Management Corporation

--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM?

                  For the year ended July 31, 2003, the USAA Value Fund had a total return of 4.68%. This compares to 12.91% for the Lipper Multi-Cap Value Funds Index and 11.29% for the Russell 3000 Value Index.

HOW DID THE MARKET ENVIRONMENT AFFECT THE FUND'S PERFORMANCE?

                  Twice during the reporting year, in the fourth quarter of 2002 and in conjunction with the beginning of the war in Iraq, the stock market embarked on rallies that were largely led by lower-quality and higher-risk stocks. Because these types of stocks do not represent value to us due to their poor fundamentals and high relative valuations, the Fund's performance lagged.

WHAT AREAS OF INVESTMENT HELPED THE FUND'S PERFORMANCE?

                  The top-contributing sectors for the period were technology and consumer staples. Within technology, the Fund benefited from strong stock selection--led by big gains in Apple Computer, Inc. and Hewlett-Packard Co.--and an overweight position in the sector relative to the benchmark. Within consumer staples, we remained overweight based in part on the cash-generation capabilities of selected companies in the sector. This proved beneficial as our consumer staple holdings outperformed the index sector. Dean Foods Co. was a leading holding in the sector, gaining 35%.

                  PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

                  REFER TO PAGE 7 FOR BENCHMARK DEFINITIONS.

                  YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 13-17.

 . . . C O N T I N U E D
========================--------------------------------------------------------

WHAT SECTORS DETRACTED FROM PERFORMANCE?

                  The primary detractor was utilities, where AT&T Corp. in particular caused performance to lag. AT&T suffered from fears about industry performance as well as from concerns that the company would feel margin pressure from competitors such as WorldCom, Inc. We sold AT&T when our automatic-sell discipline was triggered. Certain holdings in electric utilities also had a negative impact on performance when it became clear that they would be unable to continue to utilize fuel tax credits that have historically aided earnings and cash flow. We continue to view electric utilities favorably in light of attractive valuations and relatively high dividend yields; we think the current setback is temporary.

WHAT'S YOUR OUTLOOK?

                  We have not changed our economic outlook. We believe the prospects for economic expansion continue to be solid, and the fundamentals for an improving economy and a rebound in corporate profits are in place. The Fund's investment strategy continues to focus on cyclical companies that show the ability to generate free cash flow in the absence of revenue growth. Such companies should experience greater benefits from an economic recovery and translate even modest revenue growth into greater increases in free cash flow and earnings. This is reflected in the Fund's overweight positions in the producer durables and energy sectors as well as in its ownership of select technology and materials and processing stocks. We are also focusing on companies that offer attractive dividend yields, low payout ratios, and high or growing dividend rates, which should provide attractive returns in an investment environment that favors total returns.

                  Thank you for the privilege of investing on your behalf. We will continue working hard for you.

10

 P O R T F O L I O
==================--------------------------------------------------------------
                   HIGHLIGHTS

-------------------------------------------
           TOP 10 EQUITY HOLDINGS
             (% of Net Assets)
-------------------------------------------

Anteon International Corp.             2.1%

Harris Corp.                           2.1%

Murphy Oil Corp.                       2.1%

Regal Entertainment Group "A"          2.1%

Union Pacific Corp.                    2.1%

C.R. Bard, Inc.                        2.0%

General Motors Corp.                   2.0%

IPC Holdings, Ltd. (Bermuda)           2.0%

Pfizer, Inc.                           2.0%

W.P. Stewart & Co., Ltd. (Bermuda)     2.0%

-------------------------------------------

-------------------------------------------
           TOP 10 INDUSTRIES*
           (% of Net Assets)
-------------------------------------------

Asset Management & Custody
   Banks                               8.0%

Oil & Gas Exploration & Production     8.0%

Regional Banks                         6.7%

Aerospace & Defense                    5.9%

Computer Hardware                      4.9%

Pharmaceuticals                        4.2%

Real Estate Investment Trusts          4.1%

Packaged Foods & Meat                  3.8%

Electric Utilities                     3.7%

Integrated Oil & Gas                   3.0%

-------------------------------------------

*EXCLUDING MONEY MARKET INSTRUMENTS

 YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 13-17.

 D I S T R I B U T I O N S
==========================------------------------------------------------------
                           to SHAREHOLDERS

USAA VALUE FUND

                  The following federal tax information related to the Fund's fiscal year ended July 31, 2003, is provided for information purposes only and should not be used for reporting to federal or state revenue agencies. Federal tax information for the calendar year will be reported to you on Form 1099-DIV in January 2004.

                  100% of ordinary income distributions qualifies for the dividends-received deductions eligible to corporations.

12

 I N D E P E N D E N T
======================----------------------------------------------------------
                       AUDITOR'S Report

THE SHAREHOLDERS AND BOARD OF DIRECTORS OF

USAA VALUE FUND:

                  We have audited the accompanying statement of assets and liabilities of USAA Value Fund (a portfolio of USAA Mutual Fund, Inc.), including the portfolio of investments, as of July 31, 2003, and the related statement of operations for the period then ended, and the statements of changes in net assets and financial highlights for each of the two years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

                  We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of July 31, 2003, by correspondence with the custodian and brokers or by other appropriate auditing procedures when replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

                  In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of USAA Value Fund as of July 31, 2003, the results of its operations for the year then ended, and the changes in its net assets and financial highlights for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States.

                                                           /S/ ERNST & YOUNG LLP

                  San Antonio, Texas
                  September 12, 2003

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS

USAA VALUE FUND

JULY 31, 2003

                                                                          MARKET
   NUMBER                                                                  VALUE
OF SHARES    SECURITY                                                      (000)
--------------------------------------------------------------------------------
             COMMON STOCKS (99.5%)

             AEROSPACE & DEFENSE (5.9%)
   22,900    Boeing Co.                                                  $   758
   60,100    Goodrich Corp.                                                1,382
   16,500    Lockheed Martin Corp.                                           864
   29,300    Rockwell Collins, Inc.                                          763
   11,000    United Technologies Corp.                                       828
                                                                         -------
                                                                           4,595
                                                                         -------
             ALUMINUM (1.1%)
   30,200    Alcoa, Inc.                                                     839
                                                                         -------
             APPAREL, ACCESSORIES, & LUXURY GOODS (1.1%)
   33,200    Polo Ralph Lauren Corp.                                         877
                                                                         -------
             APPAREL RETAIL (1.0%)
   46,700    Limited Brands, Inc.                                            780
                                                                         -------
             ASSET MANAGEMENT & CUSTODY BANKS (8.0%)
   46,500    Eaton Vance Corp.                                             1,556
   22,100    Legg Mason, Inc.                                              1,547
   38,800    Neuberger Berman, Inc.                                        1,563
   69,200    W.P. Stewart & Co., Ltd. (Bermuda)                            1,569
                                                                         -------
                                                                           6,235
                                                                         -------
             AUTO PARTS & EQUIPMENT (1.8%)
   27,100    Lear Corp.*                                                   1,409
                                                                         -------
             AUTOMOBILE MANUFACTURERS (2.0%)
   42,300    General Motors Corp.                                          1,583
                                                                         -------
             BROADCASTING & CABLE TV (1.9%)
   91,800    Radio One, Inc. "D"*                                          1,523
                                                                         -------
             COMMUNICATIONS EQUIPMENT (2.1%)
   50,700    Harris Corp.                                                  1,641
                                                                         -------
             COMPUTER HARDWARE (4.9%)
   37,600    Apple Computer, Inc.*                                           791
   73,000    Hewlett-Packard Co.                                           1,545
   18,100    IBM Corp.                                                     1,471
                                                                         -------
                                                                           3,807
                                                                         -------

14

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA VALUE FUND

JULY 31, 2003

                                                                          MARKET
   NUMBER                                                                  VALUE
OF SHARES     SECURITY                                                     (000)
--------------------------------------------------------------------------------
              CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (1.0%)
   42,600     AGCO Corp.*                                                $   817
                                                                         -------
              CONSUMER FINANCE (1.0%)
   17,400     American Express Co.                                           769
                                                                         -------
              DIVERSIFIED BANKS (1.9%)
    9,100     Bank of America Corp.                                          751
   19,400     Bank One Corp.                                                 768
                                                                         -------
                                                                           1,519
                                                                         -------
              DIVERSIFIED CHEMICALS (1.0%)
   18,600     Du Pont (E.I.) De Nemours & Co.                                817
                                                                         -------
              ELECTRIC UTILITIES (3.7%)
   34,300     Hawaiian Electric Industries, Inc.                           1,459
   36,100     Progress Energy, Inc.                                        1,470
                                                                         -------
                                                                           2,929
                                                                         -------
              FERTILIZERS & AGRICULTURAL CHEMICALS (1.0%)
   14,400     Scotts Co."A"*                                                 763
                                                                         -------
              GAS UTILITIES (1.0%)
   50,640     Southern Union Co.*                                            780
                                                                         -------
              HEALTH CARE EQUIPMENT (2.0%)
   23,100     C.R. Bard, Inc.                                              1,584
                                                                         -------
              HOTELS, RESORTS, & CRUISE LINES (1.0%)
   25,000     Starwood Hotels & Resorts Worldwide, Inc.                      815
                                                                         -------
              HOUSEHOLD PRODUCTS (1.0%)
    8,600     Procter & Gamble Co.                                           756
                                                                         -------
              INDUSTRIAL CONGLOMERATES (2.0%)
   54,100     General Electric Co.                                         1,539
                                                                         -------
              INTEGRATED OIL & GAS (3.0%)
   10,600     ChevronTexaco Corp.                                            764
   43,700     Exxon Mobil Corp.                                            1,555
                                                                         -------
                                                                           2,319
                                                                         -------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA VALUE FUND

JULY 31, 2003

                                                                          MARKET
   NUMBER                                                                  VALUE
OF SHARES      SECURITY                                                    (000)
--------------------------------------------------------------------------------
               INTEGRATED TELECOMMUNICATION SERVICES (2.8%)
   27,900      BellSouth Corp.                                           $   711
   34,200      SBC Communications, Inc.                                      799
   20,200      Verizon Communications, Inc.                                  704
                                                                         -------
                                                                           2,214
                                                                         -------
               INVESTMENT BANKING & BROKERAGE (1.0%)
   11,600      Bear Stearns Companies, Inc.                                  777
                                                                         -------
               IT CONSULTING & OTHER SERVICES (2.1%)
   51,000      Anteon International Corp.*                                 1,612
                                                                         -------
               LEISURE PRODUCTS (2.0%)
   51,400      LeapFrog Enterprises, Inc. "A"*(c)                          1,557
                                                                         -------
               LIFE & HEALTH INSURANCE (1.0%)
   22,000      Prudential Financial, Inc.                                   783
                                                                         -------
               MOVIES & ENTERTAINMENT (2.1%)
   88,100      Regal Entertainment Group "A"                               1,625
                                                                         -------
               OIL & GAS DRILLING (2.0%)
   21,400      Nabors Industries, Inc.*                                      766
   39,400      Unit Corp.*                                                   771
                                                                         -------
                                                                           1,537
                                                                         -------
               OIL & GAS EXPLORATION & PRODUCTION (8.0%)
   12,385      Apache Corp.                                                  767
   16,400      Burlington Resources, Inc.                                    757
   38,000      Cimarex Energy Co.*                                           764
   17,700      Kerr-McGee Corp.                                              779
   32,600      Murphy Oil Corp.                                            1,610
   43,300      Remington Oil & Gas Corp.*                                    802
   41,433      XTO Energy, Inc.                                              800
                                                                         -------
                                                                           6,279
                                                                         -------
               OTHER DIVERSIFIED FINANCIAL SERVICES (1.1%)
   18,900      Citigroup, Inc.                                               847
                                                                         -------

16

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA VALUE FUND

JULY 31, 2003

                                                                          MARKET
   NUMBER                                                                  VALUE
OF SHARES     SECURITY                                                     (000)
--------------------------------------------------------------------------------
              PACKAGED FOODS & MEAT (3.8%)
   67,400     ConAgra Foods, Inc.                                        $ 1,519
   50,200     Dean Foods Co.*                                              1,502
                                                                         -------
                                                                           3,021
                                                                         -------
              PHARMACEUTICALS (4.2%)
   16,600     Merck & Co., Inc.                                              918
   47,700     Pfizer, Inc.                                                 1,591
   17,000     Wyeth                                                          775
                                                                         -------
                                                                           3,284
                                                                         -------
              RAILROADS (2.0%)
   26,400     Union Pacific Corp.                                          1,609
                                                                         -------
              REAL ESTATE INVESTMENT TRUSTS (4.1%)
   21,900     Macerich Co.                                                   817
   28,100     ProLogis Trust                                                 774
   21,900     Regency Centers Corp.                                          797
   19,500     Simon Property Group, Inc.                                     826
                                                                         -------
                                                                           3,214
                                                                         -------
              REAL ESTATE MANAGEMENT & DEVELOPMENT (1.0%)
   34,500     Catellus Development Corp.*                                    795
                                                                         -------
              REGIONAL BANKS (6.7%)
   17,400     First Tennessee National Corp.                                 746
   15,400     Hancock Holding Co.                                            730
   27,900     KeyCorp                                                        751
   17,000     M&T Bank Corp.                                               1,506
   46,300     Pacific Capital Bancorp*                                     1,541
                                                                         -------
                                                                           5,274
                                                                         -------
              REINSURANCE (2.0%)
   45,800     IPC Holdings, Ltd. (Bermuda)                                 1,576
                                                                         -------
              SPECIALTY CHEMICALS (1.0%)
   25,300     International Flavors & Fragrances, Inc.                       763
                                                                         -------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA VALUE FUND

JULY 31, 2003

                                                                          MARKET
   NUMBER                                                                  VALUE
OF SHARES     SECURITY                                                     (000)
--------------------------------------------------------------------------------
              THRIFTS & MORTGAGE FINANCE (2.2%)
   73,600     BankAtlantic Bancorp, Inc. "A"                             $ 1,027
   18,300     Washington Mutual, Inc.                                        722
                                                                         -------
                                                                           1,749
                                                                         -------
              TOBACCO (1.0%)
   18,800     Altria Group, Inc.                                             753
                                                                         -------
              Total common stocks (cost: $72,935)                         77,965
                                                                         -------
              MONEY MARKET INSTRUMENTS (2.4%)

              MONEY MARKET FUNDS
  429,652     AIM Short-Term Investment Co. Liquid Assets Portfolio,
                 1.04%(a,b)                                                  430
  500,000     Merrill Lynch Premier Institutional Fund, 1.02%(a,b)           500
    8,322     SSgA Money Market Fund, 0.73%(a)                                 8
  948,347     SSgA Prime Money Market Fund, 0.90%(a)                         948
                                                                         -------
              Total money market instruments (cost: $1,886)                1,886
                                                                         -------

              TOTAL INVESTMENTS (COST: $74,821)                          $79,851
                                                                         =======

18

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS

USAA VALUE FUND

JULY 31, 2003

GENERAL NOTES
--------------------------------------------------------------------------------

          Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

          The percentages shown represent the percentages of the investments to net assets and, in total, may not equal 100%. Investments in foreign securities were 4.0% of net assets at July 31, 2003.

SPECIFIC NOTES
--------------------------------------------------------------------------------

          (a) Rate reflects the annualized seven-day yield at July 31, 2003.

          (b) Investment was purchased with the cash collateral proceeds received from securities loaned.

          (c) The security or a portion thereof was out on loan as of July 31, 2003.

            * Non-income-producing security for the year ended July 31, 2003.

          SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 S T A T E M E N T
==================--------------------------------------------------------------
                   of ASSETS and LIABILITIES
                   (in thousands)

USAA VALUE FUND

JULY 31, 2003

ASSETS

   Investments in securities, at market value (including securities
       on loan of $909) (identified cost of $74,821)                    $ 79,851
   Cash                                                                       58
   Receivables:
       Capital shares sold                                                   140
       USAA Investment Management Company                                    140
       Dividends and interest                                                108
       Securities sold                                                     1,420
       Other                                                                   8
                                                                        --------
           Total assets                                                   81,725
                                                                        --------
LIABILITIES

   Payable upon return of securities loaned                                  930
   Securities purchased                                                    2,295
   Capital shares redeemed                                                    22
   USAA Investment Management Company                                         53
   USAA Transfer Agency Company                                               10
   Accounts payable and accrued expenses                                      27
                                                                        --------
           Total liabilities                                               3,337
                                                                        --------
                Net assets applicable to capital shares outstanding     $ 78,388
                                                                        ========
NET ASSETS CONSIST OF:

   Paid-in capital                                                      $ 81,527
   Accumulated undistributed net investment income                           706
   Accumulated net realized loss on investments                           (8,875)
   Net unrealized appreciation of investments                              5,030
                                                                        --------
                Net assets applicable to capital shares outstanding     $ 78,388
                                                                        ========
   Capital shares outstanding                                              7,845
                                                                        ========
   Authorized shares of $.01 par value                                   100,000
                                                                        ========
   Net asset value, redemption price, and offering price per share      $   9.99
                                                                        ========

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

20

 S T A T E M E N T
==================--------------------------------------------------------------
                   of OPERATIONS
                   (in thousands)

USAA VALUE FUND

YEAR ENDED JULY 31, 2003

NET INVESTMENT INCOME

       Income:
          Dividends (net of foreign taxes withheld of $6)                $ 1,815
          Interest                                                            22
          Securities lending                                                   2
                                                                         -------
             Total income                                                  1,839
                                                                         -------
       Expenses:
          Management fees                                                    523
          Administrative and servicing fees                                   99
          Transfer agent's fees                                              175
          Custodian's fees                                                    44
          Postage                                                             14
          Shareholder reporting fees                                          33
          Directors' fees                                                      5
          Registration fees                                                   24
          Professional fees                                                   49
                                                                         -------
             Total expenses                                                  966
          Expenses reimbursed                                               (205)
          Expenses paid indirectly                                           (23)
                                                                         -------
             Net expenses                                                    738
                                                                         -------
                  Net investment income                                    1,101
                                                                         -------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

       Net realized loss on investments                                   (6,908)
       Change in net unrealized appreciation/depreciation                  9,503
                                                                         -------
                  Net realized and unrealized gain                         2,595
                                                                         -------
Increase in net assets resulting from operations                         $ 3,696
                                                                         =======

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 S T A T E M E N T S
====================------------------------------------------------------------
                     of Changes in NET ASSETS
                     (in thousands)

USAA VALUE FUND

YEAR ENDED JULY 31, 2003,
AND PERIOD ENDED JULY 31, 2002*

                                                                 2003             2002*
                                                             --------------------------
FROM OPERATIONS

    Net investment income                                    $  1,101         $     88
    Net realized loss on investments                           (6,908)          (1,895)
    Change in net unrealized appreciation/depreciation
       of investments                                           9,503           (4,473)
                                                             -------------------------
       Increase (decrease) in net assets resulting
           from operations                                      3,696           (6,280)
                                                             -------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:

    Net investment income                                        (478)             (34)
                                                             -------------------------
    Net realized gains                                            (27)             (75)
                                                             -------------------------
FROM CAPITAL SHARE TRANSACTIONS

    Proceeds from shares sold                                  22,993           81,625
    Shares issued for dividends reinvested                        428               76
    Cost of shares redeemed                                   (12,107)         (11,429)
                                                             -------------------------
       Increase in net assets from
           capital share transactions                          11,314           70,272
                                                             -------------------------
Net increase in net assets                                     14,505           63,883

NET ASSETS

    Beginning of period                                        63,883                -
                                                             -------------------------
    End of period                                            $ 78,388         $ 63,883
                                                             =========================
Accumulated undistributed net investment income:
    End of period                                            $    706         $     87
                                                             =========================

CHANGE IN SHARES OUTSTANDING

    Shares sold                                                 2,483            7,722
    Shares issued for dividends reinvested                         47                7
    Shares redeemed                                            (1,322)          (1,092)
                                                             -------------------------
       Increase in shares outstanding                           1,208            6,637
                                                             =========================

*FUND COMMENCED OPERATIONS ON AUGUST 3, 2001.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

22

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements

USAA VALUE FUND

JULY 31, 2003

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

               USAA MUTUAL FUND, INC. (the Company), registered under the Investment Company Act of 1940, as amended, is a diversified, open-end management investment company incorporated under the laws of Maryland consisting of 18 separate funds. The information presented in this annual report pertains only to the USAA Value Fund (the Fund). The Fund's investment objective is long-term growth of capital.

                  A. SECURITY VALUATION - The value of each security is determined (as of the close of trading on the New York Stock Exchange on each business day the exchange is open) as set forth below:

                      1. Portfolio securities, except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Portfolio securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices is generally used.

                      2. Investments in open-end investment companies are valued at their net asset value at the end of each business day.

                      3. Securities purchased with maturities of 60 days or less are stated at amortized cost, which approximates market value.

                      4. Securities for which market quotations are not readily
                         available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA VALUE FUND

JULY 31, 2003

                         valued in good faith at fair value, using methods determined by USAA Investment Management Company (the Manager), an affiliate of the Fund, in consultation with the Fund's subadviser if applicable, under valuation procedures approved by the Company's Board of Directors.

                  B. FEDERAL TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

                  C. INVESTMENTS IN SECURITIES - Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gain or loss from sales of investment securities is computed on the identified cost basis. Dividend income, less foreign taxes, if any, is recorded on the ex-dividend date. If the ex-dividend date has passed, certain dividends from foreign securities are recorded upon notification. Interest income is recorded on the accrual basis. Discounts and premiums on short-term securities are amortized on a straight-line basis over the life of the respective securities.

                  D. FOREIGN CURRENCY TRANSLATIONS - The Fund's assets may be invested in the securities of foreign issuers and may be traded in foreign currency. Since the Fund's accounting records are maintained in U.S. dollars, foreign currency amounts are translated into U.S. dollars on the following basis:

                      1. Purchases and sales of securities, income, and expenses at the exchange rate obtained from an independent pricing service on the respective dates of such transactions.

                      2. Market value of securities, other assets, and
                         liabilities at the exchange rate obtained from an independent pricing service on a daily basis.

24

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA VALUE FUND

JULY 31, 2003

                      The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

                      Separately, net realized foreign currency gains/losses may arise from the sales of foreign currency, currency gains/losses realized between the trade and settlement dates on security transactions, and from the difference between amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts received. These net realized foreign currency gains/losses have been reclassified from accumulated net realized gain/loss to accumulated undistributed net investment income on the statement of assets and liabilities as such amounts are treated as ordinary income/loss for tax purposes. Net unrealized foreign currency exchange gains/losses arise from changes in the value of assets and liabilities other than investments in securities resulting from changes in the exchange rate.

                  E. EXPENSES PAID INDIRECTLY - A portion of the brokerage commissions that the Fund pays may be reimbursed and used to reduce the Fund's expenses. In addition, through other fee-offset arrangements with certain of the Fund's service providers, realized credits, if any, are used to reduce the Fund's expenses. For the year ended July 31, 2003, these fee-offset arrangements reduced the Fund's expenses by $23,000.

                  F. USE OF ESTIMATES - The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA VALUE FUND

JULY 31, 2003

(2) LINES OF CREDIT
--------------------------------------------------------------------------------

          The Fund participates with other USAA funds in two joint, short-term, revolving, committed loan agreements totaling $500 million: $400 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager, and $100 million with Bank of America. The purpose of the agreements is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities.

          Subject to availability under its agreement with CAPCO, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at CAPCO's borrowing rate with no markup. Subject to availability under its agreement with Bank of America, the Fund may borrow from Bank of America, at Bank of America's borrowing rate plus a 0.50% markup, an amount which, when added to outstanding borrowings under the CAPCO agreement, does not exceed 25% of the Fund's total assets.

          The USAA funds that are party to the loan agreements are assessed facility fees in aggregate by Bank of America in an annual amount equal to 0.09% of the $100 million loan agreement, whether used or not, and by CAPCO based on the funds' assessed proportionate share of CAPCO's operating expenses related to obtaining and maintaining CAPCO's funding programs in total (in no event to exceed 0.09% annually of the $400 million loan agreement). The facility fees are allocated among the funds based on their respective average net assets for the period. The Fund had no borrowings under either of these agreements during the year ended July 31, 2003.

(3) DISTRIBUTIONS
--------------------------------------------------------------------------------

          The character of distributions made during the year from net investment income or net realized gains is determined in accordance

26

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA VALUE FUND

JULY 31, 2003

          with federal tax regulations and may differ from those determined in accordance with accounting principles generally accepted in the United States. Also, due to the timing of distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.

          During the current fiscal year, permanent differences between book and tax basis accounting resulted in reclassifications made to the statement of assets and liabilities to decrease accumulated undistributed net investment income and decrease accumulated net realized loss on investments by $4,000. This reclassification has no effect on net assets.

          The tax character of distributions paid during the years ended July 31, 2003 and 2002, was as follows:

                                                             2003           2002
                                                         -----------------------
          Ordinary income*                               $505,000       $109,000

          * Includes distribution of short-term realized capital gains, if any, which are taxable as ordinary income.

          As of July 31, 2003, the components of net assets representing distributable earnings on a tax basis were as follows:


          Undistributed ordinary income                          $  707,000

          Accumulated capital and other losses                   (8,119,000)

          Unrealized appreciation                                 4,274,000

          Distributions of net investment income and realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes. At July 31, 2003, the Fund had current post-October deferred capital losses of $2,871,000 and capital loss carryovers of $5,248,000, for federal income tax purposes. The post-October losses will be recognized on the first day of the following fiscal year. If not offset by subsequent capital gains, the capital loss

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA VALUE FUND

JULY 31, 2003

          carryovers will expire in 2011. It is unlikely that the Company's Board of Directors will authorize a distribution of capital gains realized in the future until the capital loss carryovers have been utilized or expire.

(4) INVESTMENT TRANSACTIONS
--------------------------------------------------------------------------------

          Cost of purchases and proceeds from sales of securities, excluding short-term securities, for the year ended July 31, 2003, were $77,710,000 and $64,593,000, respectively.

          At July 31, 2003, the cost of securities for federal income tax purposes was $75,577,000.

          Gross unrealized appreciation and depreciation of investments as of July 31, 2003, for federal income tax purposes, were $6,159,000 and $1,885,000, respectively, resulting in net unrealized appreciation of $4,274,000.

(5) FOREIGN CURRENCY CONTRACTS
--------------------------------------------------------------------------------

          A forward currency contract (currency contract) is a commitment to purchase or sell a foreign currency at a specified date, at a negotiated price. The Fund may enter into currency contracts in connection with the purchase or sale of a security denominated in a foreign currency. These contracts allow the Fund to "lock in" the U.S. dollar price of the security. The Fund may also enter into currency contracts to hedge against foreign currency exchange risks on the non-U.S. dollar denominated securities held in the Fund's portfolio. Currency contracts are valued on a daily basis using foreign currency exchange rates obtained from an independent pricing service. Risks of entering into currency contracts include the potential inability of the counterparty to meet the terms of the contract and the Fund's giving up the opportunity for potential profit.

          At July 31, 2003, the Fund did not have any open foreign currency contracts.

28

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA VALUE FUND

JULY 31, 2003

(6) LENDING OF PORTFOLIO SECURITIES
--------------------------------------------------------------------------------

          The Fund may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with cash collateral in an amount at least equal, at all times, to the fair value of the securities loaned. Cash collateral is invested in high-quality short-term investments. The Fund retains a portion of income from the investment of cash received as collateral. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. As of July 31, 2003, the Fund loaned securities having a fair market value of approximately $909,000 and received cash collateral of $930,000 for the loans. The cash collateral was invested in money market instruments, as noted in the Fund's portfolio of investments.

(7) TRANSACTIONS WITH MANAGER
--------------------------------------------------------------------------------

                  A. MANAGEMENT FEES - The Manager carries out the Fund's investment policies and provides portfolio management oversight of the Fund's assets managed by a subadviser. The investment management fee for the Fund is composed of a base fee and a performance adjustment that increases or decreases the base fee depending upon the performance of the Fund relative to the performance of the Lipper Multi-Cap Value Funds Index, which tracks the total return performance of the 30 largest funds in the Lipper Multi-Cap Value Funds category. The Fund's base fee is accrued daily and paid monthly at an annualized rate of 0.75% of the Fund's average net assets.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA VALUE FUND

JULY 31, 2003

                      The performance adjustment is calculated monthly by comparing the Fund's performance to that of the Lipper index over the performance period. The performance period for the Fund commenced on October 1, 2001, and will consist of the current month plus the preceding months through that date until a period of 36 months is included in the performance period. Thereafter, the performance period will consist of the current month plus the previous 35 months.

                      The annual performance adjustment rate is multiplied by the average net assets of the Fund over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance) or subtracted from (in the case of underperformance) the base fee, as referenced in the following chart:

OVER/UNDER PERFORMANCE                   ANNUAL ADJUSTMENT RATE
RELATIVE TO INDEX(1)                     AS A % OF THE FUND'S AVERAGE NET ASSETS
--------------------------------------------------------------------------------
+/-1.00% to 4.00%                        +/-0.04%

+/-4.01% to 7.00%                        +/-0.05%

+/-7.01% and greater                     +/-0.06%

(1)Based on the difference between average annual performance of the Fund and its relevant index, rounded to the nearest 0.01%.

                      For the year ended July 31, 2003, the Fund incurred total management fees, paid or payable to the Manager, of $523,000, which included a performance adjustment of $26,000.

                  B. SUBADVISORY ARRANGEMENTS - The Manager has entered into an investment subadvisory agreement with Westwood Management Corporation (Westwood), under which Westwood directs the

30

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA VALUE FUND

JULY 31, 2003

                      investment and reinvestment of the Fund's assets (as allocated from time to time by the Manager). The Manager (not the Fund) pays Westwood a subadvisory fee.

                  C. ADMINISTRATIVE AND SERVICING FEES - The Manager provides certain administrative and shareholder servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.15% of the Fund's monthly average net assets. For the year ended July 31, 2003, the Fund incurred administrative and servicing fees, paid or payable to the Manager, of $99,000.

                  D. EXPENSE LIMITATION - The Manager has voluntarily agreed to limit the annual expenses of the Fund to 1.15% of its average annual net assets, excluding the effect of any fee-offset arrangements, and will reimburse the Fund for all expenses in excess of that amount. This agreement may be modified or terminated at any time. For the year ended July 31, 2003, the Fund incurred reimbursable expenses of $205,000.

                      Up to August 4, 2004, the Manager may recover from the Fund all or a portion of reimbursed expenses incurred since the Fund's inception date of August 3, 2001, provided that the additional amount paid by the Fund, together with all other expenses of the Fund, in the aggregate, would not cause the Fund's expense ratio, in any of the three years since the Fund's inception, to exceed 1.15% of the Fund's average net assets, excluding the effect of any fee-offset arrangements. The carryover of excess expenses potentially reimbursable to the Manager but not recorded as a liability as of July 31, 2003, was $351,000.

                  E. TRANSFER AGENT'S FEES - USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services, an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $23 per shareholder account plus out-of-pocket expenses.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA VALUE FUND

JULY 31, 2003

                      For the year ended July 31, 2003, the Fund incurred transfer agent's fees, paid or payable to USAA Transfer Agency Company, of $175,000.

                  F. UNDERWRITING SERVICES - The Manager provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.

(8) TRANSACTIONS WITH AFFILIATES
--------------------------------------------------------------------------------

          USAA Investment Management Company is an indirectly wholly owned subsidiary of United Services Automobile Association (the Association), a large, diversified financial services institution. At July 31, 2003, the Association and its affiliates owned 1,000,000 shares (12.7%) of the Fund.

          Certain directors and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated directors or Fund officers received any compensation from the Fund.

(9) SECURITY TRANSACTIONS WITH AFFILIATED FUNDS
--------------------------------------------------------------------------------

          During the year ended July 31, 2003, in accordance with affiliated transaction procedures approved by the Company's Board of Directors, security transactions were executed between the Fund and the following affiliated USAA fund at the then-current market price with no brokerage commissions incurred:

                                                     COST TO      NET REALIZED
SELLER                                 PURCHASER    PURCHASER    LOSS TO SELLER
-------------------------------------------------------------------------------
USAA Income Stock Fund           USAA Value Fund     $807,000       $(5,000)

32

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA VALUE FUND

JULY 31, 2003

(10) FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Per share operating performance for a share outstanding throughout each period is as follows:

                                                                   YEAR ENDED      PERIOD ENDED
                                                                     JULY 31,          JULY 31,
                                                                   -----------------------------
                                                                         2003              2002*
                                                                   -----------------------------
Net asset value at
   beginning of period                                              $    9.63          $  10.00
                                                                    ---------------------------
Income (loss) from investment operations:
   Net investment income                                                  .14               .02(b)
   Net realized and unrealized gain (loss)                                .29              (.36)(b)
                                                                    ---------------------------
Total from investment operations                                          .43              (.34)(b)
                                                                    ---------------------------
Less distributions:
   From net investment income                                            (.07)             (.01)
   From realized capital gains                                           (.00)(d)          (.02)
                                                                    ---------------------------
Total distributions                                                      (.07)             (.03)
                                                                    ---------------------------
Net asset value at end of period                                    $    9.99          $   9.63
                                                                    ===========================
Total return (%) **                                                      4.57             (3.40)
Net assets at end of period (000)                                   $  78,388          $ 63,883
Ratio of expenses to average
   net assets (%) ***                                                    1.15(c)           1.15(a,c,e)
Ratio of expenses to average net assets,
   excluding reimbursements (%) ***                                      1.46(c)           1.48(a,c)
Ratio of net investment income to
   average net assets (%) ***                                            1.66               .20(a)
Portfolio turnover (%)                                                  99.80            162.94

  * Fund commenced operations on August 3, 2001.
 ** Assumes reinvestment of all net investment income and realized capital gain distributions during the period. Calculated using net assets adjusted for last day trades and could differ from the Lipper reported return.
*** For the year ended July 31, 2003, average net assets were $66,247,000.
(a) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(b) Calculated based on average shares.
(c) Reflects total expenses, excluding any fee-offset arrangements, which decreased the Fund`s expense ratios as follows:
                                                                         (.04%)               -
(d) Represents less than $0.01 per share.
(e) Effective August 3, 2001, the Manager voluntarily agreed to limit the annual expenses of the Fund to 1.15% of the Fund's average net assets.

 D I R E C T O R S '  A N D  O F F I C E R S '
====================------------------------------------------------------------
                     INFORMATION

DIRECTORS* AND OFFICERS OF THE COMPANY
--------------------------------------------------------------------------------

                  The Board of Directors of the Company consists of seven Directors. These Directors and the Company's Officers supervise the business affairs of the USAA family of funds. The Board of Directors is responsible for the general oversight of the funds' business and for assuring that the funds are managed in the best interests of each fund's respective shareholders. The Board of Directors periodically reviews the funds' investment performance as well as the quality of other services provided to the funds and their shareholders by each of the fund's service providers, including USAA Investment Management Company (IMCO) and its affiliates. The term of office for each Director shall be fifteen (15) years or until the Director reaches age 70. All members of the Board of Directors shall be presented to shareholders for election or reelection, as the case may be, at least once every five years. Vacancies on the Board of Directors can be filled by the action of a majority of the Directors, provided that at least two-thirds of the Directors have been elected by the shareholders.

                  Set forth below are the Directors and Officers of the Company, their respective offices and principal occupations during the last five years, length of time served, and information relating to any other directorships held. Each serves on the Board of Directors of the USAA family of funds consisting of four registered investment companies offering 39 individual Funds as of July 31, 2003. Unless otherwise indicated, the business address of each is 9800 Fredericksburg Road, San Antonio, TX 78288.

                  If you would like more information about the funds' Directors, you may call 1-800-531-8181 to request a free copy of the funds' statement of additional information (SAI).

                  * FOR SIMPLICITY THROUGHOUT THIS SECTION, THE BOARDS OF
                    DIRECTORS AND BOARDS OF TRUSTEES OF THE FOUR LEGAL ENTITIES THAT COMPRISE THE USAA FAMILY OF FUNDS WILL BE IDENTIFIED AS THE BOARD OF DIRECTORS.

34

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

INTERESTED DIRECTORS(1)
--------------------------------------------------------------------------------

                  ROBERT G. DAVIS(2)
                  Director and Chairman of the Board of Directors
                  Born: November 1946
                  Year of Election or Appointment: 1996

                  Chairman, Chief Executive Officer, and President of United Services Automobile Association (USAA) (10/02-present); President and Chief Executive Officer of USAA (4/00-10/02); President and Chief Operating Officer of USAA (6/99-3/00); Director of USAA (2/99-present); Deputy Chief Executive Officer for Capital Management of USAA (6/98-5/99); President, Chief Executive Officer, Director, and Chairman of the Board of Directors of USAA Capital Corporation (CAPCO) and several of its subsidiaries and affiliates (1/97-present); and President, Chief Executive Officer, Director, and Chairman of the Board of Directors of USAA Financial Planning Services (1/97-present). Mr. Davis serves as a Director/Trustee and Chairman of the Boards of Directors/Trustees of the USAA family of funds. He also serves as a Director and Chairman of the Boards of Directors of USAA Investment Management Company, USAA Life Insurance Company, USAA Federal Savings Bank, and USAA Real Estate Company (RealCo).

                  CHRISTOPHER W. CLAUS(2)
                  Director, President, and Vice Chairman of the Board of
                    Directors
                  Born: December 1960
                  Year of Election or Appointment: 2001

                  President and Chief Executive Officer, Director, and Vice Chairman of the Board of Directors, IMCO (2/01-present). Senior Vice President of Investment Sales and Service, IMCO (7/00-2/01); Vice President, Investment Sales and Service, IMCO (12/94-7/00). Mr. Claus serves as President, Director/Trustee, and Vice Chairman of the Boards of Directors/Trustees of the USAA family of funds. He also serves as President, Director, and Chairman of the Board of Directors of USAA Shareholder Account Services. He also holds the Officer position of Senior Vice President of USAA Life Investment Trust, a registered investment company offering five individual funds.

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

NON-INTERESTED DIRECTORS
--------------------------------------------------------------------------------

                  BARBARA B. DREEBEN(3,4,5,6)
                  Director
                  Born: June 1945
                  Year of Election or Appointment: 1994

                  President, Postal Addvantage (7/92-present), a postal mail list management service. Mrs. Dreeben serves as Director/Trustee of the USAA family of funds. Mrs. Dreeben holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

                  ROBERT L. MASON, PH.D.(3,4,5,6)
                  Director
                  Born: July 1946
                  Year of Election or Appointment: 1997

                  Institute Analyst, Southwest Research Institute (3/02-present); Staff Analyst, Southwest Research Institute (9/98-3/02); Manager, Statistical Analysis Section, Southwest Research Institute (8/75-9/98), which focuses on the fields of technological research. Dr. Mason serves as a Director/Trustee of the USAA family of funds. Dr. Mason holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

                  MICHAEL F. REIMHERR(3,4,5,6)
                  Director
                  Born: August 1945
                  Year of Election or Appointment: 2000

                  President of Reimherr Business Consulting (5/95-present), an organization that performs business valuations of large companies to include the development of annual business plans, budgets, and internal financial reporting. Mr. Reimherr serves as a Director/Trustee of the USAA family of funds. Mr. Reimherr holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

36

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

                  LAURA T. STARKS, PH.D.(3,4,5,6)
                  Director
                  Born: February 1950
                  Year of Election or Appointment: 2000

                  Charles E. and Sarah M. Seay Regents Chair Professor of Finance, University of Texas at Austin (9/96-present); Sarah Meadows Seay Regents Professor of Finance, University of Texas of Austin (9/94-9/96). Dr. Starks serves as a Director/Trustee of the USAA family of funds. Dr. Starks holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

                  RICHARD A. ZUCKER(2,3,4,5,6)
                  Director
                  Born: July 1943
                  Year of Election or Appointment: 1992

                  Vice President, Beldon Roofing and Remodeling (7/85-present). Mr. Zucker serves as a Director/Trustee of the USAA family of funds. Mr. Zucker holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

                  (1) INDICATES THOSE DIRECTORS WHO ARE EMPLOYEES OF USAA
                      INVESTMENT MANAGEMENT COMPANY OR AFFILIATED COMPANIES AND ARE CONSIDERED "INTERESTED PERSONS" UNDER THE INVESTMENT COMPANY ACT OF 1940.

                  (2) MEMBER OF EXECUTIVE COMMITTEE

                  (3) MEMBER OF AUDIT COMMITTEE

                  (4) MEMBER OF PRICING AND INVESTMENT COMMITTEE

                  (5) MEMBER OF CORPORATE GOVERNANCE COMMITTEE

                  (6) THE ADDRESS FOR ALL NON-INTERESTED DIRECTORS IS THAT OF
                      THE USAA FUNDS, P.O. BOX 659430, SAN ANTONIO, TX
                      78265-9430.

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

INTERESTED OFFICERS(1)
======================----------------------------------------------------------

                  CLIFFORD A. GLADSON
                  Vice President
                  Born: November 1950
                  Year of Appointment: 2002

                  Senior Vice President, Fixed Income Investments, IMCO (9/02-present); Vice President, Fixed Income Investments, IMCO (5/02-9/02); Vice President, Mutual Fund Portfolios, IMCO (12/99-5/02); Assistant Vice President, Fixed Income Investments, IMCO (11/94-12/99). Mr. Gladson also holds the Officer position of Vice President of USAA Life Investment Trust, a registered investment company offering five individual funds.

                  STUART WESTER
                  Vice President
                  Born: June 1947
                  Year of Appointment: 2002

                  Vice President, Equity Investments, IMCO (1/99-present); Vice President, Investment Strategy and Analysis, CAPCO (6/96-1/99). Mr. Wester also holds the Officer position of Vice President of USAA Life Investment Trust, a registered investment company offering five individual funds.

                  MARK S. HOWARD
                  Secretary
                  Born: October 1963
                  Year of Appointment: 2002

                  Senior Vice President, Securities Counsel, USAA (12/02-present); Senior Vice President, Securities Counsel & Compliance, IMCO (1/02-12/02); Vice President, Securities Counsel & Compliance, IMCO (7/00-1/02); and Assistant Vice President, Securities Counsel, USAA (2/98-7/00). Mr. Howard also holds the Officer positions of Senior Vice President, Secretary and Counsel for IMCO and USAA Shareholder Account Services; and Assistant Secretary for USAA Financial Planning Services and for USAA Life Investment Trust, a registered investment company offering five individual funds.

                  EILEEN M. SMILEY
                  Assistant Secretary
                  Born: November 1959
                  Year of Appointment: 2003

                  Assistant Vice President, Securities Counsel, USAA (1/03-present); Attorney, Morrision & Foerster, LLP (1/99-1/03); Senior Counsel,

38

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

                  Division of Investment Management, U.S. Securities and Exchange Commission (2/96-12/98). Ms. Smiley also holds the Officer position of Assistant Secretary of USAA Life Investment Trust, a registered investment company offering five individual funds.

                  DAVID M. HOLMES
                  Treasurer
                  Born: June 1960
                  Year of Appointment: 2001

                  Senior Vice President, Life/IMCO/Financial Planning Services Senior Financial Officer, USAA (12/02-present); Senior Vice President, Senior Financial Officer, IMCO (6/01-12/02); Vice President, Senior Financial Officer, RealCo (12/97-5/01); Assistant Vice President, Capital Markets, RealCo (1/96-12/97). Mr. Holmes is a Director of USAA Life Insurance Company and also holds the Officer positions of Treasurer of USAA Life Investment Trust, a registered investment company offering five individual funds, and Senior Vice President, Senior Financial Officer of USAA Life Insurance Company and USAA Shareholder Account Services.

                  ROBERTO GALINDO, JR.
                  Assistant Treasurer
                  Born: November 1960
                  Year of Appointment: 2000

                  Assistant Vice President, Portfolio Accounting/Financial Administration, USAA (12/02-present); Assistant Vice President, Mutual Fund Analysis & Support, IMCO (10/01-12/02); Executive Director, Mutual Fund Analysis & Support, IMCO (6/00-10/01); Director, Mutual Fund Analysis, IMCO (9/99-6/00); Vice President, Portfolio Administration, Founders Asset Management LLC (7/98-8/99); Assistant Vice President, Director of Fund & Private Client Accounting, Founders Asset Management LLC (7/93-7/98). Mr. Galindo also holds the Officer position of Assistant Treasurer of USAA Life Investment Trust, a registered investment company offering five individual funds.

                  (1) INDICATES THOSE OFFICERS WHO ARE EMPLOYEES OF USAA
                      INVESTMENT MANAGEMENT COMPANY OR AFFILIATED COMPANIES AND ARE CONSIDERED "INTERESTED PERSONS" UNDER THE INVESTMENT COMPANY ACT OF 1940.

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

            DIRECTORS    Robert G. Davis, CHAIRMAN OF THE BOARD
                         Christopher W. Claus, VICE CHAIRMAN OF THE BOARD
                         Barbara B. Dreeben
                         Robert L. Mason, Ph.D.
                         Michael F. Reimherr
                         Laura T. Starks, Ph.D.
                         Richard A. Zucker

  INVESTMENT ADVISER,    USAA Investment Management Company
         UNDERWRITER,    P.O. Box 659453
      AND DISTRIBUTOR    San Antonio, Texas 78265-9825

       TRANSFER AGENT    USAA Shareholder Account Services
                         9800 Fredericksburg Road
                         San Antonio, Texas 78288

            CUSTODIAN    State Street Bank and Trust Company
                         P.O. Box 1713
                         Boston, Massachusetts 02105

  INDEPENDENT AUDITOR    Ernst & Young LLP
                         100 West Houston St., Suite 1900
                         San Antonio, Texas 78205

            TELEPHONE    Call toll free - Central time
     ASSISTANCE HOURS    Monday - Friday, 7 a.m. to 10 p.m.
                         Saturday, 8:30 a.m. to 5 p.m.
                         Sunday, 10:30 a.m. to 7 p.m.

       FOR ADDITIONAL    1-800-531-8181, in San Antonio 456-7200
    INFORMATION ABOUT    For account servicing, exchanges,
         MUTUAL FUNDS    or redemptions
                         1-800-531-8448, in San Antonio 456-7202

      RECORDED MUTUAL    24-hour service (from any phone)
    FUND PRICE QUOTES    1-800-531-8066, in San Antonio 498-8066

          MUTUAL FUND    (from touch-tone phones only)
       USAA TOUCHLINE    For account balance, last transaction, fund
                         prices, or to exchange or redeem fund shares
                         1-800-531-8777, in San Antonio 498-8777

      INTERNET ACCESS    USAA.COM

THROUGH OUR ONGOING EFFORTS TO REDUCE EXPENSES, YOUR REPORT MAILINGS ARE STREAMLINED. WE DEVELOP MAILING LISTS USING CRITERIA SUCH AS ADDRESS, MEMBER NUMBER, AND SURNAME TO SEND ONE REPORT TO EACH HOUSEHOLD INSTEAD OF SENDING A REPORT TO EVERY REGISTERED OWNER. THIS PRACTICE IS DESIGNED TO REDUCE DUPLICATE COPIES AND SAVE PAPER AND POSTAGE COSTS TO THE FUND. IF YOU PREFER NOT TO PARTICIPATE IN STREAMLINING AND WOULD LIKE TO CONTINUE RECEIVING ONE REPORT PER REGISTERED ACCOUNT OWNER, PLEASE CALL US AND WE WILL BEGIN YOUR INDIVIDUAL DELIVERY WITHIN 30 DAYS OF YOUR REQUEST.

                                                        [LOGO OF RECYCLED PAPER]
                                                                Recycled
                                                                  Paper

--------------------------------------------------------------------------------

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          [LOGO OF USAA]          WE KNOW WHAT IT MEANS TO SERVE.(R)
              USAA                ----------------------------------
                                     INSURANCE o MEMBER SERVICES

40846-0903                                   (C)2003, USAA. All rights reserved.



ITEM 2.  CODE OF ETHICS.

On June 25, 2003, the Board of Directors of USAA Mutual Fund, Inc. approved a Code of Ethics (Sarbanes Code) applicable solely to its senior financial officers, including its principal executive officer (President), as defined under the Sarbanes-Oxley Act of 2002 and implementing regulations of the Securities and Exchange Commission. A copy of the Sarbanes Code is attached as an Exhibit to this Form N-CSR.

No amendments have been made to the Sarbanes Code since it was adopted, and no waivers (explicit or implicit) from a provision of the Sarbanes Code have been granted.


ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Dr. Laura T. Starks, Ph.D. has been designated as an audit committee financial expert for USAA Mutual Fund, Inc. Dr. Starks has served as a professor of Finance at the University of Texas at Austin since 1987, and has served as the Chair Professor of Finance since 1996. Dr. Starks also has served as a consultant to numerous clients, including accounting firms, on a range of finance, accounting and auditing issues. Dr. Starks is an independent director who serves as a member of the Audit Committee, Pricing and Investment Committee and the Corporate Governance Committee of the Board of Directors of USAA Mutual Fund, Inc.


ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

NOT APPLICABLE. This item must be disclosed only in annual reports with fiscal years on or after December 15, 2003.


ITEM 5-6.  (RESERVED)


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

NOT APPLICABLE.


ITEM 8.  (RESERVED)


ITEM 9.  CONTROLS AND PROCEDURES

The chief executive officer and chief financial officer of USAA Mutual Fund, Inc. (Fund) have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls subsequent to the date of their evaluation.